Contributions to the Plans (Detail) (Saving Plans, JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Saving Plans
Defined Benefit Plan Disclosure [Line Items]
Contributions to the plans	¥ 632	¥ 698	¥ 930